Significant Accounting Policies (Details) - Schedule of warranty reserve liabilities - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of warranty reserve liabilities [Abstract]
Balance at beginning of the year	$ 9,879	$ 8,930
Cost incurred	(5,850)
Expense recognized	16,729	949
Balance at end of year	$ 20,758	$ 9,879